Goodwill and Other Intangible Assets - Schedule of Change in Net Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Balance, beginning of period	$ 2,196,058	$ 2,052,728
Acquisitions		132,332
Translation	(11,722)	10,998
Balance, end of period	2,184,336	2,196,058
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	745,484	620,156
Reclassifications	(153,498)
Acquisitions		125,328
Balance, end of period	591,986	745,484
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	720,997	702,995
Reclassifications	153,498
Acquisitions		7,004
Translation	(11,722)	10,998
Balance, end of period	862,773	720,997
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	729,577	729,577
Balance, end of period	$ 729,577	$ 729,577